CAPITAL STOCK	12 Months Ended
Dec. 31, 2020
CAPITAL STOCK.
CAPITAL STOCK

23. CAPITAL STOCK

The details of capital stock are as follows:

	2019
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	4,601,837,380	4.65	230
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Harry Mozarta Zen	474,692	0	0
Faizal Rochmad Djoemadi	126,800	0	0
Bogi Witjaksono	55,000	0	0
Edi Witjara	32,500	0	0
Siti Choirina	540	0	0
Public (individually less than 5%)	42,856,179,173	43.26	2,143
Total	99,062,216,600	100.00	4,953

	2020
		Percentage of	Total paid-in
Description	Number of shares	ownership	capital
Series A Dwiwarna share
Government	1	0	0
Series B shares
Government	51,602,353,559	52.09	2,580
The Bank of New York Mellon Corporation*	3,839,380,280	3.88	192
Directors (Note 1b):
Ririek Adriansyah	1,156,955	0	0
Budi Setyawan Wijaya	275,000	0	0
Dian Rachmawan	120,222	0	0
Afriwandi	42,500	0	0
Herlan Wijanarko	42,500	0	0
Edi Witjara	32,500	0	0
Public (individually less than 5%)	43,618,813,083	44.03	2,181
Total	99,062,216,600	100.00	4,953

*    The Bank of New York Mellon Corporation serves as the Depositary of the registered ADS holders for the Company’s ADSs.

The Company issued only 1 Series A Dwiwarna share which is held by the Government and can not be transferred to any party, and has a veto in the General Meeting of Stockholders of the Company with respect to election and removal from the Boards of Commissioners and Directors, issuance of new shares, and amendments of the Company’s Articles of Association.

Pursuant to the AGM of Stockholders of the Company as stated in notarial deed No. 31 dated June 19, 2020 of Ashoya Ratam, S.H., M.Kn., the Company’s stockholders approved the distribution of cash dividend and special cash dividend for 2019 amounting to Rp11,197 billion (Rp113.04 per share) and Rp4,065 billion (Rp41.03 per share), respectively. The Company paid cash dividend and special cash dividend on July 23, 2020.